Changes In Benefit Obligations, Plan Assets And Funded Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Change in benefit obligation:
Projected benefit obligation, beginning	$ 37		$ 39
Changes in actuarial assumptions and other	2		(5)
Adjustments for foreign currency translation	(1)		2
Other-net	1		1
Benefit obligation, ending	39		37
Change in plan assets:
Fair value of plan assets, beginning	33	[1]	31
Actual return on plan assets	2		1
Company contributions	2		2
Adjustments for foreign currency translation	(1)		1
Other-net	(1)		(2)
Fair value of plan assets, ending	35	[1]	33	[1]
Funded status-Projected benefit obligation in excess of plan assets at end of year	$ (4)	[2]	$ (4)	[2]

[1]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 3D. Significant Accounting Policies-Fair Value). All investment plan assets are valued using Level 2 inputs.
[2]	Included in Other noncurrent liabilities.